UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive,

Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2023

WESTERN ASSET

INTERMEDIATE BOND FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration which is expected to range within 20% of the duration of its benchmark.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate Bond Fund for the six-month reporting period ended November 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 29, 2023

II	Western Asset Intermediate Bond Fund

Performance review

For the six months ended November 30, 2023, Class I shares of Western Asset Intermediate Bond Fund returned 0.52%. The Fund’s unmanaged benchmark, the Bloomberg Intermediate U.S. Government/Credit Indexi, returned 0.65% for the same period.

Performance Snapshot as of November 30, 2023 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate Bond Fund:
Class A	0.32%
Class C	-0.08%
Class R	0.12%
Class I	0.52%
Class IS	0.47%
Bloomberg Intermediate U.S. Government/Credit Index	0.65%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2023 for Class A, Class C, Class R, Class I and Class IS shares were 4.31%, 3.69%, 4.07%, 4.66% and 4.77%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class R shares would have been 4.04%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 29, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I and Class IS shares were 0.76%, 1.55%, 1.21%, 0.55% and 0.44%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational

Western Asset Intermediate Bond Fund	III

Performance review (cont’d)

expenses and acquired fund fees and expenses, to average net assets will not exceed 0.90% for Class A shares, 1.65% for Class C shares, 1.15% for Class R shares and 0.45% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 29, 2023

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to

IV	Western Asset Intermediate Bond Fund

the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Intermediate U.S. Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.

Western Asset Intermediate Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2023 and May 31, 2023 and does not include derivatives, such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2023 and held for the six months ended November 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.32%	$1,000.00	$1,003.20	0.74%	$3.71	Class A	5.00%	$1,000.00	$1,021.30	0.74%	$3.74
Class C	-0.08	1,000.00	999.20	1.54	7.70	Class C	5.00	1,000.00	1,017.30	1.54	7.77
Class R	0.12	1,000.00	1,001.20	1.15	5.75	Class R	5.00	1,000.00	1,019.25	1.15	5.81
Class I	0.52	1,000.00	1,005.20	0.55	2.76	Class I	5.00	1,000.00	1,022.25	0.55	2.78
Class IS	0.47	1,000.00	1,004.70	0.44	2.21	Class IS	5.00	1,000.00	1,022.80	0.44	2.23

2	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

[1]	For the six months ended November 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2023

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 35.8%
Communication Services — 3.0%
Diversified Telecommunication Services — 0.8%
AT&T Inc., Senior Notes	4.250%	3/1/27	$580,000	$565,350
AT&T Inc., Senior Notes	2.300%	6/1/27	400,000	364,202
AT&T Inc., Senior Notes	2.250%	2/1/32	350,000	277,508
AT&T Inc., Senior Notes	2.550%	12/1/33	80,000	62,304
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	870,000	709,274
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	300,000	281,780
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	930,000	903,174
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	140,000	131,174
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	530,000	469,617
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	484,000	467,353
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	360,000	340,597
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	954,000	756,202
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	128,000	106,338
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	80,000	74,833
Total Diversified Telecommunication Services				5,509,706
Entertainment — 0.2%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	310,000	310,306
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	860,000	811,680
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	280,000	258,785
Total Entertainment				1,380,771
Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	1.100%	8/15/30	240,000	193,069
Alphabet Inc., Senior Notes	1.900%	8/15/40	250,000	165,039
Alphabet Inc., Senior Notes	2.050%	8/15/50	150,000	88,200
Total Interactive Media & Services				446,308
Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	4,580,000	4,506,019
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	500,000	443,819
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	170,000	126,588
Comcast Corp., Senior Notes	3.950%	10/15/25	1,910,000	1,870,113
Comcast Corp., Senior Notes	3.150%	3/1/26	330,000	317,631
Comcast Corp., Senior Notes	3.300%	4/1/27	190,000	180,540

See Notes to Financial Statements.

4	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Comcast Corp., Senior Notes	4.150%	10/15/28	$1,530,000	$1,479,983
Comcast Corp., Senior Notes	3.400%	4/1/30	290,000	264,389
Comcast Corp., Senior Notes	4.250%	10/15/30	200,000	190,713
Comcast Corp., Senior Notes	3.250%	11/1/39	210,000	159,852
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	40,762
Fox Corp., Senior Notes	4.030%	1/25/24	170,000	169,465
Fox Corp., Senior Notes	4.709%	1/25/29	210,000	204,748
Fox Corp., Senior Notes	6.500%	10/13/33	380,000	395,489
Total Media				10,350,111
Wireless Telecommunication Services — 0.4%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	490,000	476,656
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	90,000	85,838
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	2,350,000	2,159,106
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	290,000	240,486
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	250,000	199,373
Total Wireless Telecommunication Services				3,161,459
Total Communication Services				20,848,355
Consumer Discretionary — 1.5%
Automobiles — 0.2%
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	195,713
General Motors Co., Senior Notes	5.600%	10/15/32	130,000	127,244
Toyota Motor Corp., Senior Notes	1.339%	3/25/26	950,000	874,846
Total Automobiles				1,197,803
Broadline Retail — 0.5%
Amazon.com Inc., Senior Notes	3.300%	4/13/27	640,000	612,738
Amazon.com Inc., Senior Notes	1.200%	6/3/27	350,000	310,764
Amazon.com Inc., Senior Notes	3.150%	8/22/27	1,640,000	1,554,260
Amazon.com Inc., Senior Notes	3.450%	4/13/29	740,000	700,303
Amazon.com Inc., Senior Notes	1.500%	6/3/30	160,000	131,393
Amazon.com Inc., Senior Notes	2.100%	5/12/31	190,000	158,519
Amazon.com Inc., Senior Notes	2.500%	6/3/50	240,000	150,171
Amazon.com Inc., Senior Notes	4.250%	8/22/57	60,000	51,533
Total Broadline Retail				3,669,681
Hotels, Restaurants & Leisure — 0.3%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	310,000	303,211
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	40,000	38,075
McDonald’s Corp., Senior Notes	1.450%	9/1/25	80,000	74,968
McDonald’s Corp., Senior Notes	3.700%	1/30/26	130,000	126,392
McDonald’s Corp., Senior Notes	3.500%	3/1/27	560,000	536,218

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Hotels, Restaurants & Leisure — continued
McDonald’s Corp., Senior Notes	3.500%	7/1/27	$160,000	$152,325
McDonald’s Corp., Senior Notes	3.800%	4/1/28	300,000	287,063
McDonald’s Corp., Senior Notes	3.600%	7/1/30	240,000	221,141
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	44,715
Total Hotels, Restaurants & Leisure				1,784,108
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	5.200%	4/1/26	10,000	9,662
Specialty Retail — 0.4%
AutoZone Inc., Senior Notes	5.050%	7/15/26	420,000	417,696
Home Depot Inc., Senior Notes	2.500%	4/15/27	1,160,000	1,077,788
Home Depot Inc., Senior Notes	2.875%	4/15/27	800,000	752,214
Home Depot Inc., Senior Notes	3.900%	12/6/28	40,000	38,483
Home Depot Inc., Senior Notes	3.300%	4/15/40	210,000	163,784
Home Depot Inc., Senior Notes	3.900%	6/15/47	30,000	23,921
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	460,000	396,328
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	210,000	202,580
Total Specialty Retail				3,072,794
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	2.750%	3/27/27	420,000	394,592
NIKE Inc., Senior Notes	2.850%	3/27/30	410,000	367,590
Total Textiles, Apparel & Luxury Goods				762,182
Total Consumer Discretionary				10,496,230
Consumer Staples — 1.7%
Beverages — 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	220,000	219,484
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	1,100,000	1,016,261
Coca-Cola Co., Senior Notes	3.375%	3/25/27	590,000	568,877
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	420,000	415,718
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	50,000	48,791
Constellation Brands Inc., Senior Notes	2.250%	8/1/31	90,000	72,472
PepsiCo Inc., Senior Notes	2.625%	3/19/27	60,000	56,184
PepsiCo Inc., Senior Notes	1.625%	5/1/30	300,000	248,214
Total Beverages				2,646,001
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	830,000	738,662
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	170,000	141,542
Walmart Inc., Senior Notes	1.500%	9/22/28	140,000	122,048

See Notes to Financial Statements.

6	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Consumer Staples Distribution & Retail — continued
Walmart Inc., Senior Notes	2.375%	9/24/29	$50,000	$44,431
Walmart Inc., Senior Notes	1.800%	9/22/31	110,000	90,017
Total Consumer Staples Distribution & Retail				1,136,700
Food Products — 0.2%
Mars Inc., Senior Notes	3.200%	4/1/30	910,000	817,044	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	900,000	851,375
Total Food Products				1,668,419
Household Products — 0.0%††
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	130,000	117,132
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	260,000	238,186
Total Household Products				355,318
Personal Care Products — 0.3%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	750,000	708,793
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	390,000	357,367
Kenvue Inc., Senior Notes	5.350%	3/22/26	570,000	574,334
Kenvue Inc., Senior Notes	5.050%	3/22/28	780,000	785,704
Total Personal Care Products				2,426,198
Tobacco — 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	130,000	124,448
Altria Group Inc., Senior Notes	6.200%	11/1/28	1,210,000	1,245,971
Altria Group Inc., Senior Notes	4.800%	2/14/29	59,000	57,615
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,290,000	1,800,260
Altria Group Inc., Senior Notes	6.200%	2/14/59	115,000	116,140
BAT Capital Corp., Senior Notes	3.557%	8/15/27	303,000	283,798
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	310,000	258,422
Total Tobacco				3,886,654
Total Consumer Staples				12,119,290
Energy — 6.4%
Oil, Gas & Consumable Fuels — 6.4%
Apache Corp., Senior Notes	4.250%	1/15/30	180,000	163,693
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	420,000	406,571
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,070,000	1,024,658
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	970,000	930,261
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	320,000	297,034
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	350,000	297,354	(a)
Chevron Corp., Senior Notes	1.995%	5/11/27	260,000	238,023
Chevron USA Inc., Senior Notes	3.850%	1/15/28	620,000	602,510
Chevron USA Inc., Senior Notes	3.250%	10/15/29	490,000	453,215

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	$980,000	$989,539	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,020,000	1,008,480
Continental Resources Inc., Senior Notes	4.375%	1/15/28	580,000	549,174
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	48,552	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,830,000	1,744,992
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	570,000	538,790
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,360,000	1,364,142
Devon Energy Corp., Senior Notes	5.250%	10/15/27	356,000	352,629
Devon Energy Corp., Senior Notes	4.500%	1/15/30	128,000	119,104
Devon Energy Corp., Senior Notes	5.600%	7/15/41	90,000	82,987
Devon Energy Corp., Senior Notes	5.000%	6/15/45	90,000	75,779
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	360,000	341,491
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	550,000	497,365
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	160,000	137,870
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,140,000	2,069,881
Energy Transfer LP, Senior Notes	4.500%	4/15/24	20,000	19,895
Energy Transfer LP, Senior Notes	2.900%	5/15/25	400,000	384,747
Energy Transfer LP, Senior Notes	5.500%	6/1/27	320,000	319,734
Energy Transfer LP, Senior Notes	5.550%	2/15/28	1,180,000	1,185,794
Energy Transfer LP, Senior Notes	4.950%	6/15/28	70,000	68,331
Energy Transfer LP, Senior Notes	3.750%	5/15/30	760,000	682,187
Energy Transfer LP, Senior Notes	5.400%	10/1/47	250,000	220,268
Energy Transfer LP, Senior Notes	6.250%	4/15/49	90,000	88,639
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,270,000	1,225,871
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	720,000	651,869
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	430,000	376,931
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	180,000	198,829
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	70,000	63,110
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	100,000	81,807
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	50,000	37,541
EOG Resources Inc., Senior Notes	4.150%	1/15/26	740,000	725,148
EOG Resources Inc., Senior Notes	4.375%	4/15/30	210,000	203,210
EQT Corp., Senior Notes	3.900%	10/1/27	660,000	622,603
EQT Corp., Senior Notes	7.000%	2/1/30	500,000	525,015
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,607,312
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	30,000	25,894
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	1,009,406	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	527,781	(a)

See Notes to Financial Statements.

8	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	$410,000	$402,920
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	220,000	211,821
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	120,000	108,642
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	749,518
MPLX LP, Senior Notes	4.800%	2/15/29	540,000	523,075
MPLX LP, Senior Notes	5.200%	3/1/47	160,000	139,190
MPLX LP, Senior Notes	5.200%	12/1/47	250,000	212,863
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	56,000	56,328
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,730,000	1,725,611
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	860,605
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	459,919
ONEOK Inc., Senior Notes	5.550%	11/1/26	450,000	453,441
ONEOK Inc., Senior Notes	5.650%	11/1/28	710,000	715,031
ONEOK Inc., Senior Notes	5.800%	11/1/30	240,000	241,611
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	580,000	562,336	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	469,831
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	344,535
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	1,434,465	(a)
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	736,498
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	990,000	599,779
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	40,000	22,802
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	300,000	275,531
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	370,000	303,589
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	400,000	329,240
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	640,000	525,068	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	1,120,000	750,592	(a)
Shell International Finance BV, Senior Notes	2.750%	4/6/30	230,000	204,216
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	740,000	632,175	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,170,000	1,219,606
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	230,000	223,133
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	410,000	394,217
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	1,950,000	2,003,916
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	120,000	108,838
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	920,000	872,502
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	230,000	195,562
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	350,000	311,882
Total Energy				44,566,904

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Financials — 15.9%
Banks — 12.2%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	$310,000	$301,363	(a)
Banco Santander SA, Senior Notes	2.746%	5/28/25	800,000	761,242
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,600,000	1,509,383	(b)
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,550,471
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	442,671
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	110,000	102,455	(b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	690,000	549,398	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	550,000	457,265	(b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	610,000	498,044	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	1,572,000	1,444,649	(b)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. Term SOFR + 1.232%)	3.458%	3/15/25	660,000	654,908	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	1,140,000	1,064,594	(b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	1,500,000	1,406,032	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	1,990,000	1,839,919	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	240,000	190,211	(b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	470,000	452,354	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	701,623
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	313,774
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,000,000	966,942
Bank of Montreal, Senior Notes	1.850%	5/1/25	920,000	873,811
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	480,000	450,045
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	590,000	563,166	(b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	260,000	253,003	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	530,000	503,495	(a)

See Notes to Financial Statements.

10	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	$600,000	$567,478	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. Term SOFR + 2.497%)	4.705%	1/10/25	1,490,000	1,487,609	(a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	1,290,000	1,269,457	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	370,000	360,206	(a)(b)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	560,000	562,791	(a)(b)(c)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	360,000	325,859	(a)(b)
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,756,628
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	41,959
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	72,156
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	630,000	520,422	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	370,000	356,924	(b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	870,000	753,138	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	1,840,000	1,699,808	(b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	1,620,000	1,523,997	(b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	660,000	612,155	(b)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	630,000	615,390	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	656,944
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	630,000	627,562
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	173,715
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,140,000	1,092,109
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	262,092
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	104,958
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,630,000	2,551,853

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	$2,210,000	$2,068,146	(a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	400,000	375,653	(a)(b)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,400,000	1,398,245	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	210,000	202,990	(a)(b)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	1,430,000	1,418,088	(a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,160,000	1,100,288	(a)(b)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	1,140,000	1,074,733	(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	510,000	423,907	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	700,000	662,505	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	427,754
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,580,000	1,560,771	(a)
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	2,200,000	2,153,160
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	860,000	817,115	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	700,000	587,544	(b)
JPMorgan Chase & Co., Senior Notes (3.845% to 6/14/24 then SOFR + 0.980%)	3.845%	6/14/25	3,410,000	3,373,845	(b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. Term SOFR + 1.382%)	4.005%	4/23/29	1,180,000	1,114,892	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. Term SOFR + 1.262%)	4.023%	12/5/24	1,250,000	1,249,929	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	1,270,000	1,216,933	(b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,764,524
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	1,690,000	1,680,985
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	680,000	656,146
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.407%	3/7/24	3,120,000	3,099,910

See Notes to Financial Statements.

12	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	$340,000	$330,943	(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	340,000	324,961	(b)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	590,000	586,339	(b)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	2,070,000	2,062,705
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	940,000	939,862	(b)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	460,000	431,864
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	230,000	206,315
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	460,000	431,358
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	760,000	706,450
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	380,000	380,640	(b)
US Bancorp, Senior Notes	3.375%	2/5/24	4,580,000	4,559,631
US Bancorp, Senior Notes	1.450%	5/12/25	810,000	763,754
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	230,000	207,376	(b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	410,000	409,979	(b)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	2,370,000	2,363,139
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	674,529
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	500,000	473,615
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	880,000	836,750	(b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	190,000	159,119	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	330,000	308,129	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	1,080,000	961,042	(b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	400,000	389,880	(b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	360,000	359,596	(b)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	385,582

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	$1,790,000	$1,718,863
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	76,441
Total Banks				85,322,953
Capital Markets — 2.8%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	270,000	256,504
Bank of New York Mellon Corp., Senior Notes (4.289% to 6/13/32 then SOFR + 1.418%)	4.289%	6/13/33	1,130,000	1,036,067	(b)
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	600,000	584,538
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	650,000	656,555
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	490,000	491,560	(b)
Credit Suisse AG, Senior Notes	4.750%	8/9/24	340,000	336,890
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,550,000	2,499,880
Credit Suisse AG, Senior Notes	2.950%	4/9/25	530,000	508,243
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	6.406%	1/2/24	71,000	55,828	(b)(d)
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	1,000,000	995,090
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,472,213
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	276,776
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	570,000	553,686
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	980,000	935,284
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	160,000	153,687
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	150,000	141,188	(b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	550,000	511,251	(b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	1,260,000	1,221,380	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	700,000	682,051
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	320,000	306,138
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,180,000	1,122,247	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	800,000	675,836	(b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	1,390,000	1,296,866	(b)
Nuveen LLC, Senior Notes	4.000%	11/1/28	1,000,000	949,266	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	290,000	280,357	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	690,000	649,383	(a)

See Notes to Financial Statements.

14	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	$580,000	$566,717	(a)(b)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	260,000	307,881	(a)(b)
Total Capital Markets				19,523,362
Consumer Finance — 0.2%
American Express Co., Senior Notes	3.375%	5/3/24	790,000	782,804
American Express Co., Senior Notes	2.500%	7/30/24	420,000	411,382
American Express Co., Senior Notes	4.050%	5/3/29	100,000	95,941
Total Consumer Finance				1,290,127
Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	940,000	856,688
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	910,000	802,577
Mastercard Inc., Senior Notes	3.850%	3/26/50	40,000	32,736
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	600,000	570,578	(a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	420,000	397,856
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	50,000	42,318
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	170,000	162,390
Vanguard Group Inc.	3.050%	8/22/50	660,000	382,489
Visa Inc., Senior Notes	1.900%	4/15/27	400,000	366,497
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	284,877
Total Financial Services				3,899,006
Insurance — 0.2%
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	96,474
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	180,000	168,186	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	409,117	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	340,000	317,863	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	160,000	149,661	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	34,700	(a)
Total Insurance				1,176,001
Total Financials				111,211,449
Health Care — 2.3%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	3.800%	3/15/25	570,000	559,322

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Biotechnology — continued
AbbVie Inc., Senior Notes	3.600%	5/14/25	$510,000	$497,994
AbbVie Inc., Senior Notes	2.950%	11/21/26	180,000	170,425
AbbVie Inc., Senior Notes	3.200%	11/21/29	1,940,000	1,761,997
AbbVie Inc., Senior Notes	4.250%	11/21/49	80,000	67,357
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	118,814
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	90,000	89,406
Total Biotechnology				3,265,315
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	848,000	837,267
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	23,000	22,550
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	200,000	174,695
Total Health Care Equipment & Supplies				1,034,512
Health Care Providers & Services — 1.5%
Cigna Group, Senior Notes	3.500%	6/15/24	820,000	810,220
Cigna Group, Senior Notes	4.125%	11/15/25	740,000	723,042
Cigna Group, Senior Notes	4.375%	10/15/28	1,830,000	1,766,300
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	846,686
CVS Health Corp., Senior Notes	3.625%	4/1/27	800,000	761,278
CVS Health Corp., Senior Notes	4.300%	3/25/28	631,000	610,844
CVS Health Corp., Senior Notes	3.750%	4/1/30	210,000	192,197
CVS Health Corp., Senior Notes	1.875%	2/28/31	100,000	79,101
CVS Health Corp., Senior Notes	2.125%	9/15/31	330,000	261,851
CVS Health Corp., Senior Notes	5.050%	3/25/48	270,000	236,926
Elevance Health Inc., Senior Notes	3.650%	12/1/27	240,000	228,150
Elevance Health Inc., Senior Notes	4.100%	5/15/32	280,000	256,491
Elevance Health Inc., Senior Notes	4.550%	5/15/52	40,000	33,877
Humana Inc., Senior Notes	4.500%	4/1/25	80,000	78,911
Humana Inc., Senior Notes	3.950%	3/15/27	970,000	933,722
Humana Inc., Senior Notes	5.750%	12/1/28	210,000	214,264
Humana Inc., Senior Notes	3.700%	3/23/29	770,000	720,348
Humana Inc., Senior Notes	2.150%	2/3/32	120,000	94,318
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	170,000	157,769
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	790,000	756,448
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	660,000	632,952
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	58,393
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	60,000	50,020
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	17,283
Total Health Care Providers & Services				10,521,391

See Notes to Financial Statements.

16	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	$486,000	$467,457
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	290,000	234,390
Pfizer Inc., Senior Notes	2.625%	4/1/30	450,000	395,646
Pfizer Inc., Senior Notes	1.700%	5/28/30	430,000	357,243
Total Pharmaceuticals				1,454,736
Total Health Care				16,275,954
Industrials — 1.9%
Aerospace & Defense — 1.3%
Boeing Co., Senior Notes	1.433%	2/4/24	870,000	863,409
Boeing Co., Senior Notes	4.875%	5/1/25	1,700,000	1,682,539
Boeing Co., Senior Notes	3.100%	5/1/26	70,000	66,495
Boeing Co., Senior Notes	2.800%	3/1/27	90,000	83,117
Boeing Co., Senior Notes	3.200%	3/1/29	330,000	298,858
Boeing Co., Senior Notes	5.150%	5/1/30	1,220,000	1,209,266
Boeing Co., Senior Notes	5.705%	5/1/40	620,000	611,711
Boeing Co., Senior Notes	5.805%	5/1/50	380,000	371,005
Boeing Co., Senior Notes	5.930%	5/1/60	10,000	9,719
General Dynamics Corp., Senior Notes	3.750%	5/15/28	340,000	325,939
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	1,020,000	943,419
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,312,675
RTX Corp., Senior Notes	3.150%	12/15/24	210,000	204,697
RTX Corp., Senior Notes	3.950%	8/16/25	280,000	273,136
RTX Corp., Senior Notes	4.125%	11/16/28	90,000	85,702
RTX Corp., Senior Notes	2.250%	7/1/30	340,000	283,125
RTX Corp., Senior Notes	6.000%	3/15/31	350,000	362,630
Total Aerospace & Defense				8,987,442
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	140,000	120,483
Carrier Global Corp., Senior Notes	2.700%	2/15/31	60,000	50,217
Total Building Products				170,700
Commercial Services & Supplies — 0.3%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	1,004,733
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	728,326
Total Commercial Services & Supplies				1,733,059
Ground Transportation — 0.1%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	600,000	587,034
Union Pacific Corp., Senior Notes	2.891%	4/6/36	340,000	269,739
Total Ground Transportation				856,773

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Industrial Conglomerates — 0.0%††
3M Co., Senior Notes	2.375%	8/26/29	$100,000	$85,560
3M Co., Senior Notes	3.050%	4/15/30	90,000	79,097
Total Industrial Conglomerates				164,657
Machinery — 0.0%††
Deere & Co., Senior Notes	3.100%	4/15/30	20,000	17,974
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	120,000	114,794
Total Machinery				132,768
Trading Companies & Distributors — 0.2%
Air Lease Corp., Senior Notes	3.375%	7/1/25	310,000	297,563
Air Lease Corp., Senior Notes	5.300%	2/1/28	350,000	346,533
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	759,641	(a)
Total Trading Companies & Distributors				1,403,737
Total Industrials				13,449,136
Information Technology — 1.1%
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Inc., Senior Notes	3.137%	11/15/35	1,950,000	1,518,801	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	136,812
Intel Corp., Senior Notes	3.750%	3/25/27	170,000	164,263
Intel Corp., Senior Notes	1.600%	8/12/28	240,000	208,046
Intel Corp., Senior Notes	5.125%	2/10/30	250,000	253,362
Intel Corp., Senior Notes	4.750%	3/25/50	100,000	88,916
Micron Technology Inc., Senior Notes	5.875%	2/9/33	200,000	200,461
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	300,000	287,487
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	290,000	243,796
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,160,000	1,055,184
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	1,250,000	1,036,994
Total Semiconductors & Semiconductor Equipment				5,194,122
Software — 0.3%
Adobe Inc., Senior Notes	2.300%	2/1/30	380,000	330,300
Microsoft Corp., Senior Notes	3.300%	2/6/27	370,000	356,165
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	8,807
Oracle Corp., Senior Notes	1.650%	3/25/26	360,000	331,841
Oracle Corp., Senior Notes	4.650%	5/6/30	260,000	250,916
Oracle Corp., Senior Notes	2.875%	3/25/31	260,000	222,655
Salesforce Inc., Senior Notes	3.700%	4/11/28	250,000	240,173
Total Software				1,740,857

See Notes to Financial Statements.

18	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc., Senior Notes	3.350%	2/9/27	$80,000	$76,906
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	800,567
Total Technology Hardware, Storage & Peripherals				877,473
Total Information Technology				7,812,452
Materials — 1.4%
Chemicals — 0.5%
MEGlobal BV, Senior Notes	4.250%	11/3/26	680,000	649,570	(a)
MEGlobal BV, Senior Notes	2.625%	4/28/28	1,200,000	1,055,348	(a)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	532,469	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	740,000	668,516	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	710,000	565,240	(a)
Total Chemicals				3,471,143
Metals & Mining — 0.7%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000	972,460	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	690,000	671,266	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	150,000	142,379
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,080,000	1,074,755	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	780,000	698,010
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	690,000	700,334
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	608,000	631,404
Total Metals & Mining				4,890,608
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,490,000	1,478,007
Total Materials				9,839,758
Real Estate — 0.0%††
Retail REITs — 0.0%††
WEA Finance LLC, Senior Notes	4.125%	9/20/28	500,000	434,124	(a)
Utilities — 0.6%
Electric Utilities — 0.6%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	140,000	113,603	(a)
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	190,000	175,188
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	1,500,000	1,428,310
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	810,000	754,090
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	770,000	679,683

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Electric Utilities — continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	$440,000	$422,710	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	380,000	378,292	(a)
Total Utilities				3,951,876
Total Corporate Bonds & Notes (Cost — $267,624,514)				251,005,528
U.S. Government & Agency Obligations — 27.3%
U.S. Government Obligations — 27.3%
U.S. Treasury Bonds	3.250%	5/15/42	150,000	122,845
U.S. Treasury Bonds	4.000%	11/15/42	10,000	9,097
U.S. Treasury Bonds	3.875%	2/15/43	1,700,000	1,516,951
U.S. Treasury Bonds	3.875%	5/15/43	6,660,000	5,937,806
U.S. Treasury Bonds	3.625%	8/15/43	550,000	472,398
U.S. Treasury Bonds	4.375%	8/15/43	5,850,000	5,593,148
U.S. Treasury Bonds	3.750%	11/15/43	4,780,000	4,174,098
U.S. Treasury Bonds	4.750%	11/15/43	1,070,000	1,078,276
U.S. Treasury Bonds	3.625%	2/15/44	20,000	17,121
U.S. Treasury Bonds	3.375%	5/15/44	10,000	8,221
U.S. Treasury Bonds	2.500%	2/15/45	1,560,000	1,094,773
U.S. Treasury Bonds	2.875%	8/15/45	1,740,000	1,301,805
U.S. Treasury Bonds	3.000%	2/15/49	2,230,000	1,680,601
U.S. Treasury Bonds	2.875%	5/15/49	600,000	441,234
U.S. Treasury Bonds	1.375%	8/15/50	30,000	15,250
U.S. Treasury Bonds	1.625%	11/15/50	8,320,000	4,533,425
U.S. Treasury Bonds	1.875%	2/15/51	29,490,000	17,153,734
U.S. Treasury Bonds	2.375%	5/15/51	10,670,000	7,012,191
U.S. Treasury Bonds	2.000%	8/15/51	3,210,000	1,923,367
U.S. Treasury Bonds	1.875%	11/15/51	4,260,000	2,468,637
U.S. Treasury Bonds	2.250%	2/15/52	10,565,000	6,732,711
U.S. Treasury Bonds	2.875%	5/15/52	320,000	235,088
U.S. Treasury Bonds	3.000%	8/15/52	6,500,000	4,904,961
U.S. Treasury Bonds	4.000%	11/15/52	3,390,000	3,099,466
U.S. Treasury Bonds	3.625%	2/15/53	1,960,000	1,672,738
U.S. Treasury Bonds	3.625%	5/15/53	4,120,000	3,518,094
U.S. Treasury Bonds	4.125%	8/15/53	2,440,000	2,282,544
U.S. Treasury Bonds	4.750%	11/15/53	2,900,000	3,015,094
U.S. Treasury Notes	4.750%	7/31/25	80,000	79,875
U.S. Treasury Notes	5.000%	8/31/25	320,000	321,006
U.S. Treasury Notes	2.125%	5/31/26	410,000	386,841

See Notes to Financial Statements.

20	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	1.875%	7/31/26	$2,960,000	$2,765,403
U.S. Treasury Notes	4.625%	9/15/26	30,000	30,107
U.S. Treasury Notes	1.625%	9/30/26	220,000	203,620
U.S. Treasury Notes	1.625%	10/31/26	570,000	526,081
U.S. Treasury Notes	4.625%	11/15/26	130,000	130,569
U.S. Treasury Notes	2.750%	4/30/27	7,540,000	7,145,475
U.S. Treasury Notes	3.125%	8/31/27	1,220,000	1,166,768
U.S. Treasury Notes	4.125%	10/31/27	190,000	188,260
U.S. Treasury Notes	4.000%	2/29/28	400,000	394,547
U.S. Treasury Notes	1.250%	3/31/28	2,460,000	2,160,524
U.S. Treasury Notes	3.375%	3/31/28	1,210,000	1,175,851
U.S. Treasury Notes	3.625%	5/31/28	2,220,000	2,157,172
U.S. Treasury Notes	2.625%	7/31/29	64,770,000	59,163,347
U.S. Treasury Notes	3.125%	8/31/29	520,000	487,378
U.S. Treasury Notes	4.000%	10/31/29	6,220,000	6,100,459
U.S. Treasury Notes	3.500%	3/31/30	4,070,000	3,901,954
U.S. Treasury Notes	3.500%	4/30/30	2,180,000	2,074,662
U.S. Treasury Notes	3.875%	7/31/30	1,880,000	1,839,903
U.S. Treasury Notes	4.625%	9/30/30	8,210,000	8,334,433
U.S. Treasury Notes	4.375%	11/30/30	4,710,000	4,713,680
U.S. Treasury Notes	2.750%	8/15/32	1,430,000	1,263,036
U.S. Treasury Notes	4.125%	11/15/32	919,000	902,307
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	5,220,000	1,631,403
Total U.S. Government & Agency Obligations (Cost — $228,570,762)				191,260,335
Mortgage-Backed Securities — 13.5%
FHLMC — 3.3%
Federal Home Loan Mortgage Corp. (FHLMC)	4.220%	8/1/33	100,000	93,588
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40-2/1/51	1,341,154	1,057,185
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/41-11/1/51	4,619,529	3,771,658
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	3/1/42-4/1/52	9,276,258	7,633,207
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	7/1/42-4/1/52	1,352,226	1,168,615
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/49-2/1/53	1,405,997	1,297,602
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/50-11/1/52	2,530,296	2,392,396

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/52-8/1/52	$2,171,907	$1,925,026
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	7/1/52-6/1/53	1,591,859	1,536,787
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52-7/1/53	1,246,878	1,232,171
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53-5/1/53	652,366	667,066
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/53-9/1/53	391,374	396,278
Total FHLMC				23,171,579
FNMA — 6.7%
Federal National Mortgage Association (FNMA)	5.340%	9/1/28	100,000	101,878
Federal National Mortgage Association (FNMA)	3.345%	6/1/32	100,000	88,781
Federal National Mortgage Association (FNMA)	4.720%	5/1/33	100,000	97,870
Federal National Mortgage Association (FNMA)	4.820%	7/1/33	100,000	98,360
Federal National Mortgage Association (FNMA)	5.100%	12/1/33	200,000	197,125	(e)(f)(g)
Federal National Mortgage Association (FNMA)	2.500%	11/1/40-9/1/61	7,730,694	6,276,311
Federal National Mortgage Association (FNMA)	6.000%	7/1/41-7/1/53	1,242,801	1,255,368
Federal National Mortgage Association (FNMA)	2.000%	9/1/41-4/1/52	8,270,045	6,583,138
Federal National Mortgage Association (FNMA)	3.000%	5/1/42-6/1/52	7,221,388	6,161,345
Federal National Mortgage Association (FNMA)	4.000%	4/1/44-6/1/57	3,066,263	2,822,296
Federal National Mortgage Association (FNMA)	3.500%	12/1/47-3/1/57	3,557,371	3,145,768
Federal National Mortgage Association (FNMA)	4.500%	5/1/50-8/1/58	665,565	626,525
Federal National Mortgage Association (FNMA)	1.500%	1/1/51-3/1/51	398,169	294,832
Federal National Mortgage Association (FNMA)	5.000%	6/1/52-6/1/53	1,294,314	1,249,652
Federal National Mortgage Association (FNMA)	5.500%	8/1/52-9/1/53	3,198,986	3,158,361
Federal National Mortgage Association (FNMA)	6.500%	1/1/53-2/1/53	355,944	364,207
Federal National Mortgage Association (FNMA)	5.000%	12/1/53	1,300,000	1,251,043	(g)

See Notes to Financial Statements.

22	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	5.500%	1/1/54	$6,300,000	$6,208,884	(g)
Federal National Mortgage Association (FNMA)	6.000%	1/1/54	4,500,000	4,511,615	(g)
Federal National Mortgage Association (FNMA)	6.500%	1/1/54	2,300,000	2,335,129	(g)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.423%)	4.186%	5/1/43	362,743	361,971	(b)
Total FNMA				47,190,459
GNMA — 3.5%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	227,338	198,747
Government National Mortgage Association (GNMA)	4.000%	3/15/50	31,807	29,334
Government National Mortgage Association (GNMA)	3.500%	5/15/50	160,291	144,799
Government National Mortgage Association (GNMA) II	4.000%	8/20/46-4/20/53	1,587,758	1,484,109
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-5/20/53	2,411,103	2,358,153
Government National Mortgage Association (GNMA) II	4.500%	6/20/48-9/20/52	2,226,016	2,131,807
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-12/20/52	1,917,186	1,722,843
Government National Mortgage Association (GNMA) II	3.000%	1/20/50-4/20/53	4,665,595	4,040,860
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-9/20/52	2,890,215	2,410,591
Government National Mortgage Association (GNMA) II	2.000%	2/20/51	579,507	468,739
Government National Mortgage Association (GNMA) II	5.500%	11/20/52-8/20/53	2,431,819	2,417,784
Government National Mortgage Association (GNMA) II	4.500%	12/20/53	600,000	567,442	(g)
Government National Mortgage Association (GNMA) II	5.000%	12/20/53	1,500,000	1,457,207	(g)
Government National Mortgage Association (GNMA) II	5.500%	1/20/54	900,000	893,376	(g)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	$2,700,000	$2,719,345	(g)
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	1,500,000	1,524,668	(g)
Total GNMA				24,569,804
Total Mortgage-Backed Securities (Cost — $98,571,886)				94,931,842
Collateralized Mortgage Obligations (h) — 9.4%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. Term SOFR + 1.180%)	6.502%	9/15/34	730,000	699,388	(a)(b)
Adjustable Rate Mortgage Trust, 2004-5 4A1	3.969%	4/25/35	35,120	34,891	(b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	7.572%	6/17/39	1,810,000	1,807,109	(a)(b)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	6.575%	1/20/37	920,897	898,449	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	135,960	135,323	(a)(b)
Benchmark Mortgage Trust, 2018-B7 A4	4.510%	5/15/53	785,000	736,396	(b)
Benchmark Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	1,260,000	1,144,513
BPR Trust, 2021-TY B (1 mo. Term SOFR + 1.264%)	6.587%	9/15/38	2,140,000	2,049,127	(a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	124,591	115,360	(a)(b)
BRAVO Residential Funding Trust, 2022-NQM3 A1	5.108%	7/25/62	342,684	336,530	(a)(b)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	6.336%	2/15/39	761,465	744,065	(a)(b)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	310,559	266,182	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	618,489
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	560,000	492,202	(a)(b)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	80,000	65,940
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	70,000	42,350	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.069%	10/10/46	40,000	11,340	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.118%	3/10/47	1,064,130	31	(b)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	512,109	466,763	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	1,285,866	1,100,021	(a)(b)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	376,332	345,620	(a)
CSMC Trust, 2019-AFC1 A3	3.877%	7/25/49	827,468	763,063	(a)
CSMC Trust, 2019-ICE4 A (1 mo. Term SOFR + 1.027%)	6.350%	5/15/36	189,529	189,133	(a)(b)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	562,030	509,991	(a)(b)

See Notes to Financial Statements.

24	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (h) — continued
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	$297,848	$225,296	(a)(b)
CSMC Trust, 2021-NQM2 A3	1.538%	2/25/66	217,698	180,136	(a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	498,825	386,875	(a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	341,192	277,388	(a)(b)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 3.500%)	8.817%	10/25/66	1,065,766	1,059,932	(a)(b)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	1,421,834	1,186,988	(a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,060,000	928,640	(b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	822,932	719,092	(a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	958,092	747,749	(a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	425,424	349,937	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.706%	3/25/29	2,445,610	62,118	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.083%	5/25/29	1,922,132	79,155	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K106 X1, IO	1.440%	1/25/30	3,301,542	214,535	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K128 X1, IO	0.611%	3/25/31	8,824,201	256,487	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K154 X1, IO	0.527%	1/25/33	6,698,901	192,228	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	558,945
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	612,022	22,514
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	0.811%	9/15/42	218,397	16,817	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	185,867	145,831
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	724,021	109,391
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	546,740	84,219

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (h) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	$159,587	$25,272
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	81,810	10,797
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	313,851	264,307
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	236,790	210,358
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	87,520
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.828%	10/25/41	1,230,000	1,218,436	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1A (30 Day Average SOFR + 1.000%)	6.328%	1/25/42	978,841	974,364	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	6.628%	2/25/42	1,127,582	1,126,646	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.728%	2/25/42	2,000,000	2,020,090	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	7.528%	5/25/42	739,925	749,448	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.661%	8/15/44	77,440	7,574	(b)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1 M2 (30 Day Average SOFR + 1.650%)	6.978%	12/25/41	2,140,000	2,117,028	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	249,527	230,160
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	413,729	367,559

See Notes to Financial Statements.

26	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (h) — continued
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	$171,922	$161,188
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.894%	8/25/32	200,000	182,046	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	389,328	343,463
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	1,641	60
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.707%	6/25/43	16,990	1,809	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	399,743	21,050
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.507%	12/25/43	20,324	1,975	(b)
Federal National Mortgage Association (FNMA) REMIC, 2015-39 LZ	3.000%	6/25/45	44,152	38,211
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	266,839	218,703
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 30 Day Average SOFR + 6.086%)	0.757%	11/25/47	27,777	2,355	(b)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	295,255	259,566
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	700,000	527,777
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	152,379	23,613
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	791,381	661,934
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	3,359,550	401,877
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	736,404	113,774
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	1,558,422	233,739
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	220,129	187,489
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	176,432	164,123

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (h) — continued
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	$15,168	$2,808
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	5.789%	8/20/58	172,965	171,912	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	5.889%	11/20/60	522,951	521,016	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	5.939%	2/20/61	55,861	55,610	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	5.939%	3/20/61	60,907	60,685	(b)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.230%	4/16/53	939,114	2,129	(b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. Term SOFR + 0.464%)	5.789%	12/20/62	163,817	162,604	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.391%	4/16/47	3,288,950	28,334	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.124%	6/16/54	198,257	953	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.212%	8/16/54	1,023,447	6,741	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.190%	5/16/55	856,357	5,324	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.372%	8/16/54	824,924	8,555	(b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC	4.000%	8/20/48	214,465	198,826
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	182,239	161,541
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	582,472	423,257
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.689%	4/20/70	103,735	104,687	(b)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	147,227	145,051

See Notes to Financial Statements.

28	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (h) — continued
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	$221,382	$213,524
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	703,490	569,401
Government National Mortgage Association (GNMA), 2021-223 P, PAC	2.000%	6/20/51	84,892	71,478
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	200,000	154,148
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	1,499,871	1,104,021
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	1,999,828	123,758	(b)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.612%	9/16/63	7,500,000	307,927	(b)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.914%)	7.237%	9/15/31	2,697,113	1,914,833	(a)(b)
GS Mortgage Securities Corp. Trust, 2018-SRP5 B (1 mo. Term SOFR + 3.114%)	8.437%	9/15/31	2,100,721	1,086,751	(a)(b)
IMPAC CMB Trust, 2007-A A (1 mo. Term SOFR + 0.614%)	5.957%	5/25/37	496,114	460,148	(a)(b)
JPMorgan Mortgage Trust, 2019-LTV3 B2	4.356%	3/25/50	483,947	426,120	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.956%	1/15/47	90,000	82,766	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.370%	7/15/48	654,000	555,504	(b)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 B	4.009%	3/15/50	1,030,000	768,253	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (Prime Index + 0.693%)	9.193%	5/15/28	586,094	518,723	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-ACB A (30 Day Average SOFR + 1.400%)	6.724%	3/15/39	620,000	610,406	(a)(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	370,065	350,125	(a)
Madison Avenue Mortgage Trust, 2017-330M A	3.294%	8/15/34	630,000	562,077	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	4.826%	2/25/34	84,572	76,336	(b)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	609,082	578,267	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (h) — continued
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	$1,245,000	$1,189,369
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	920,000	827,657	(a)(b)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	700,000	607,710	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME B	3.655%	8/15/36	2,550,000	1,968,712	(a)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	280,261	257,512	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	336,726	314,850	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	523,800	483,678	(a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A3	1.516%	11/27/56	295,327	236,636	(a)(b)
New Residential Mortgage Loan Trust, 2022-NQM2 A1	3.079%	3/27/62	1,687,082	1,492,238	(a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	306,411	230,458	(a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	490,148	364,834	(a)(b)
Onslow Bay Mortgage Loan Trust, 2021-NQM4 A1	1.957%	10/25/61	397,891	315,318	(a)(b)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.921%	10/15/36	1,402,292	1,366,755	(a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	1,006,595	779,807	(a)(b)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	429,344	350,752	(a)(b)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	277,088	273,281	(a)(b)
SACO I Trust, 2007-VA1 A	3.528%	6/25/21	3,210	2,610	(a)(b)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,759,436	1,546,783	(a)(b)
Towd Point Mortgage Trust, 2017-4 B2	3.627%	6/25/57	1,010,000	749,840	(a)(b)
Towd Point Mortgage Trust, 2022-4 A1	3.750%	9/25/62	1,407,484	1,285,167	(a)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,040,000	854,758	(b)
VASA Trust, 2021-VASA A (1 mo. Term SOFR + 1.014%)	6.337%	7/15/39	880,000	792,924	(a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	263,431	259,453
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR9 A7	5.257%	8/25/34	729,774	680,941	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. Term SOFR + 0.854%)	6.197%	11/25/34	241,653	224,135	(b)

See Notes to Financial Statements.

30	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (h) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. Term SOFR + 0.834%)	6.177%	7/25/45	$1,341,554	$1,219,509	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.691%	10/15/57	4,435,958	9,078	(b)
Total Collateralized Mortgage Obligations (Cost — $73,936,500)				65,610,224
Asset-Backed Securities — 8.4%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. Term SOFR + 1.412%)	6.824%	10/23/34	770,000	765,303	(a)(b)
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	7.416%	4/20/36	360,000	360,537	(a)(b)
ABPCI Direct Lending Fund CLO LP, 2020-10A A1A (3 mo. Term SOFR + 2.212%)	7.538%	1/20/32	1,320,000	1,321,587	(a)(b)
AccessLex Institute, 2005-A A3 (3 mo. Term SOFR + 0.662%)	6.040%	7/25/34	242,183	237,226	(b)
AIMCO CLO, 2017-AA AR (3 mo. Term SOFR + 1.312%)	6.727%	4/20/34	1,000,000	996,500	(a)(b)
Apidos CLO, 2013-12A AR (3 mo. Term SOFR + 1.342%)	6.735%	4/15/31	731,235	730,873	(a)(b)
Aqua Finance Trust, 2021-A B	2.400%	7/17/46	1,050,000	852,038	(a)
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	6.796%	4/20/35	1,340,000	1,329,515	(a)(b)
Ares Loan Funding Ltd., 2023-ALF4A A1 (3 mo. Term SOFR + 1.750%)	7.097%	10/15/36	1,520,000	1,519,711	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	2,770,000	2,557,737	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	2,650,000	2,371,204	(a)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. Term SOFR + 1.432%)	6.844%	1/20/35	630,000	626,578	(a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	7.135%	1/15/35	740,000	733,017	(a)(b)
BDS Ltd., 2021-FL10 D (1 mo. Term SOFR + 2.964%)	8.296%	12/16/36	1,840,000	1,751,934	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2004-SD2 A3	6.186%	3/25/44	184,987	181,590	(b)
Benefit Street Partners CLO Ltd., 2014-IVA ARRR (3 mo. Term SOFR + 1.442%)	6.857%	1/20/32	750,000	750,185	(a)(b)(i)
Birch Grove CLO Ltd., 2023-7A A1 (3 mo. Term SOFR + 1.800%)	7.177%	10/20/36	650,000	651,106	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Blackbird Capital II Aircraft Lease Ltd., 2021-1A A	2.443%	7/15/46	$408,869	$349,285	(a)
Canyon CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.442%)	6.835%	7/15/34	1,360,000	1,353,489	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. Term SOFR + 1.962%)	7.377%	4/20/29	1,250,000	1,247,337	(a)(b)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.784%	7/17/34	1,020,000	1,014,073	(a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	1,100,000	940,879	(a)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. Term SOFR + 0.264%)	5.587%	11/15/36	326,207	298,088	(b)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. Term SOFR + 0.254%)	5.577%	1/15/37	316,117	284,817	(b)
Dryden CLO Ltd., 2021-87A A1 (3 mo. Term SOFR + 1.362%)	6.729%	5/20/34	1,020,000	1,014,900	(a)(b)
Eaton Vance CLO Ltd., 2020-2A AR (3 mo. Term SOFR + 1.412%)	6.805%	1/15/35	930,000	925,252	(a)(b)
Empower CLO Ltd., 2023-2A A1 (3 mo. Term SOFR + 2.200%)	7.540%	7/15/36	1,590,000	1,598,990	(a)(b)
First Franklin Mortgage Loan Trust, 2003-FF1 A1 (1 mo. Term SOFR + 1.239%)	6.560%	3/25/33	232,737	226,362	(b)
Goldentree Loan Management US CLO Ltd., 2020-7A AR (3 mo. Term SOFR + 1.332%)	6.747%	4/20/34	540,000	535,526	(a)(b)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. Term SOFR + 1.642%)	7.034%	5/5/30	288,192	288,676	(a)(b)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. Term SOFR + 1.752%)	7.130%	10/25/34	1,730,000	1,710,282	(a)(b)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	7.328%	4/25/36	370,000	370,664	(a)(b)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS B	2.940%	1/20/49	849,738	641,456	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. Term SOFR + 2.162%)	7.559%	12/20/29	926,113	926,867	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. Term SOFR + 1.522%)	6.937%	1/20/30	241,213	241,499	(a)(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	10,185	10,141	(a)
Halsey Point CLO Ltd., 2019-1A A1A1 (3 mo. Term SOFR + 1.612%)	7.027%	1/20/33	250,000	249,687	(a)(b)
Halsey Point CLO Ltd., 2020-3A A1A (3 mo. Term SOFR + 1.712%)	7.102%	11/30/32	560,000	560,555	(a)(b)
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	518,075	419,886	(a)

See Notes to Financial Statements.

32	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Hertz Vehicle Financing LP, 2021-2A C	2.520%	12/27/27	$1,090,000	$963,470	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	857,484	710,031	(a)
KeyCorp Student Loan Trust, 2006-A 2B (3 mo. Term SOFR + 0.742%)	6.133%	12/27/41	69,989	69,864	(b)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	6.804%	1/21/35	330,000	328,185	(a)(b)
KKR CLO Ltd., 32A A1 (3 mo. Term SOFR + 1.582%)	6.975%	1/15/32	490,000	489,909	(a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.783%	2/17/39	1,520,000	1,487,521	(a)(b)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	7.255%	7/15/29	750,000	747,763	(a)(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	1,116,548	1,011,747	(a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	7.277%	10/20/30	550,000	543,137	(a)(b)
Navient Student Loan Trust, 2016-3A A3 (30 Day Average SOFR + 1.464%)	6.793%	6/25/65	1,218,659	1,226,851	(a)(b)
Navient Student Loan Trust, 2020-1A A1B (30 Day Average SOFR + 1.164%)	6.493%	6/25/69	192,949	192,178	(a)(b)
Nelnet Student Loan Trust, 2012-2A A (30 Day Average SOFR + 0.914%)	6.243%	12/26/33	419,296	416,736	(a)(b)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	7.140%	11/16/36	2,000,000	2,000,281	(a)(b)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. Term SOFR + 1.262%)	6.639%	2/14/31	720,000	717,749	(a)(b)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.412%)	6.789%	11/14/34	750,000	747,291	(a)(b)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.342%)	6.757%	7/20/34	1,650,000	1,638,538	(a)(b)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	7.204%	1/20/37	1,000,000	999,923	(a)(b)
Recette CLO Ltd., 2015-1A ARR (3 mo. Term SOFR + 1.342%)	6.757%	4/20/34	510,000	506,685	(a)(b)
Reese Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.392%)	6.785%	10/15/34	1,840,000	1,832,130	(a)(b)
Silver Rock CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.780%)	7.138%	10/20/33	1,770,000	1,765,572	(a)(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	10.187%	10/15/41	323,519	340,303	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	1,487,633	1,287,159	(a)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	$375,386	$313,394	(a)
Storm King Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.050%)	7.444%	10/15/35	250,000	250,700	(a)(b)
Symphony CLO Ltd., 2023-40A A1 (3 mo. Term SOFR + 1.640%)	6.984%	1/14/34	1,250,000	1,250,000	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. Term SOFR + 1.412%)	6.805%	10/15/31	1,090,000	1,087,275	(a)(b)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. Term SOFR + 1.482%)	6.880%	10/24/34	1,110,000	1,107,803	(a)(b)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. Term SOFR + 1.482%)	6.875%	10/15/34	1,550,000	1,545,350	(a)(b)
Total Asset-Backed Securities (Cost — $60,540,947)				58,522,897
Sovereign Bonds — 1.6%
Chile — 0.1%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	630,000	452,458
Colombia — 0.3%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	910,000	705,825
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	920,000	708,029
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	1,520,000	1,082,610
Total Colombia				2,496,464
India — 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	660,000	628,160	(a)
Indonesia — 0.1%
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	540,000	516,708	(j)
Kazakhstan — 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,270,000	1,126,395	(a)
Mexico — 0.5%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,325,000	1,086,193

See Notes to Financial Statements.

34	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Mexico — continued
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	$1,740,000	$1,411,815
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	1,780,000	1,322,037
Total Mexico				3,820,045
Peru — 0.0%††
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	310,000	301,012
Supranational — 0.2%
Asian Development Bank, Senior Notes	1.500%	1/20/27	1,280,000	1,167,233
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	350,000	419,761
Total Sovereign Bonds (Cost — $13,275,717)				10,928,236
U.S. Treasury Inflation Protected Securities — 0.9%
U.S. Treasury Notes, Inflation Indexed (Cost—$6,661,105)	1.125%	1/15/33	6,705,987	6,142,995

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $94.625	3/15/24	65	162,500	36,969
3-Month SOFR Futures, Put @ $94.500	3/15/24	301	752,500	15,050
SOFR 1-Year Mid-Curve Futures, Call @ $95.500	12/15/23	66	165,000	53,625
SOFR 1-Year Mid-Curve Futures, Call @ $95.688	12/15/23	254	635,000	122,237
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	121	302,500	55,206
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	31	77,500	20,925
U.S. Treasury 5-Year Notes Futures, Call @ $106.500	12/22/23	149	149,000	112,914
U.S. Treasury 5-Year Notes Futures, Call @ $106.750	1/26/24	43	43,000	37,961
U.S. Treasury 10-Year Notes Futures, Call @ $109.500	12/22/23	104	104,000	102,375
U.S. Treasury 10-Year Notes Futures, Call @ $110.000	12/22/23	59	59,000	43,328
U.S. Treasury 10-Year Notes Futures, Call @ $110.750	12/22/23	110	110,000	49,844
Total Purchased Options (Cost — $692,828)				650,434
Total Investments before Short-Term Investments (Cost — $749,874,259)				679,052,491

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Short-Term Investments — 2.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $19,617,306)	5.282%	19,617,306	$19,617,306	(i)(k)
Total Investments — 99.8% (Cost — $769,491,565)			698,669,797
Other Assets in Excess of Liabilities — 0.2%			1,696,313
Total Net Assets — 100.0%			$700,366,110

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2023, the Fund held TBA securities with a total cost of $21,023,523.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2023, the total market value of investments in Affiliated Companies was $20,367,491 and the cost was $20,367,306 (Note 8).

(j)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(k)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

36	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Western Asset Intermediate Bond Fund

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

CTFS	— Certificates

GTD	— Guaranteed

IBOR	— Interbank Offered Rate

ICE	— Intercontinental Exchange

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

At November 30, 2023, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	3/15/24	$95.250	65	$162,500	$(8,937)
3-Month SOFR Futures, Call	3/15/24	96.125	130	325,000	(7,313)
SOFR 1-Year Mid-Curve Futures, Call	12/15/23	96.000	132	330,000	(21,450)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250	242	605,000	(3,025)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	62	155,000	(2,325)
U.S. Treasury 5-Year Notes Futures, Call	12/22/23	107.500	218	218,000	(71,531)
U.S. Treasury 5-Year Notes Futures, Call	12/22/23	108.000	61	61,000	(12,391)
U.S. Treasury 10-Year Notes Futures, Call	12/22/23	111.000	298	298,000	(111,750)
U.S. Treasury 10-Year Notes Futures, Call	12/22/23	111.500	118	118,000	(31,344)
Total Exchange-Traded Written Options (Premiums received — $423,157)					$(270,066)

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Intermediate Bond Fund

At November 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	167	3/25	$40,249,642	$39,994,412	$(255,230)
3-Month SOFR	553	3/26	132,898,452	133,300,650	402,198
U.S. Treasury 2-Year Notes	397	3/24	80,907,487	81,170,993	263,506
U.S. Treasury 10-Year Notes	2,035	3/24	222,043,050	223,436,650	1,393,600
U.S. Treasury Ultra 10-Year Notes	104	3/24	11,686,368	11,805,626	119,258
					1,923,332
Contracts to Sell:
3-Month SOFR	181	3/24	42,934,850	42,816,681	118,169
3-Month SOFR	56	6/24	13,240,284	13,274,800	(34,516)
U.S. Treasury 5-Year Notes	1,300	3/24	138,019,377	138,907,028	(887,651)
U.S. Treasury Long-Term Bonds	631	3/24	72,766,018	73,472,063	(706,045)
U.S. Treasury Ultra Long- Term Bonds	319	3/24	38,493,778	39,237,000	(743,222)
					(2,253,265)
Net unrealized depreciation on open futures contracts					$(329,933)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At November 30, 2023, the Fund had the following open swap contracts:

	CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$168,559,000	1/31/24	5.410%**	Daily U.S. Federal Funds Intraday Effective Rate**	$(12,845)	—	$(12,845)

See Notes to Financial Statements.

38	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Western Asset Intermediate Bond Fund

		CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$8,839,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$(125,295)	$(25,399)	$(99,896)
	56,152,000	2/29/28	Daily SOFR Compound annually	4.000% annually	(136,052)	11,184	(147,236)
	5,694,000	2/15/29	2.850% annually	Daily SOFR Compound annually	308,645	22,648	285,997
	13,361,000	4/30/29	3.270% annually	Daily SOFR Compound annually	475,732	(183,619)	659,351
	1,377,000	6/30/29	3.850% annually	Daily SOFR Compound annually	10,522	1,726	8,796
	8,371,000	2/15/48	2.600% annually	Daily SOFR Compound annually	1,733,869	861,546	872,323
	11,504,000	2/15/48	3.050% annually	Daily SOFR Compound annually	1,583,128	436,694	1,146,434
	11,035,000	5/15/48	3.150% annually	Daily SOFR Compound annually	1,349,476	(2,161,211)	3,510,687
Total	$284,892,000				$5,187,180	$(1,036,431)	$6,223,611

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.41 Index	$96,345,800	12/20/28	1.000% quarterly	$1,617,909	$1,223,810	$394,099

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Intermediate Bond Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

**	One time payment made at termination date.

Reference rate(s) and their value(s) as of period end used in this table:

Reference Index	Reference Rate
Daily U.S. Federal Funds Intraday Effective Rate	5.320%
Daily SOFR Compound	5.410%

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

40	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

November 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $749,124,259)	$678,302,306
Investments in affiliated securities, at value (Cost — $20,367,306)	20,367,491
Cash	988,668
Receivable for securities sold	12,793,412
Interest receivable from unaffiliated investments	4,849,055
Deposits with brokers for centrally cleared swap contracts	4,526,871
Deposits with brokers for open futures contracts and exchange-traded options	2,942,610
Receivable for Fund shares sold	472,177
Receivable from brokers — net variation margin on centrally cleared swap contracts	268,461
Dividends receivable from affiliated investments	114,338
Receivable from brokers — net variation margin on open futures contracts	105,795
Interest receivable from affiliated investments	6,000
Prepaid expenses	28,360
Total Assets	725,765,544

Liabilities:
Payable for securities purchased	23,829,775
Payable for Fund shares repurchased	654,121
Distributions payable	270,887
Written options, at value (premiums received — $423,157)	270,066
Investment management fee payable	229,019
Service and/or distribution fees payable	4,969
Directors’ fees payable	2,245
Accrued expenses	138,352
Total Liabilities	25,399,434
Total Net Assets	$700,366,110

Net Assets:
Par value (Note 7)	$73,950
Paid-in capital in excess of par value	835,375,410
Total distributable earnings (loss)	(135,083,250)
Total Net Assets	$700,366,110

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	41

Statement of assets and liabilities (unaudited) (cont’d)

November 30, 2023

Net Assets:
Class A	$17,500,290
Class C	$1,789,021
Class R	$481,949
Class I	$338,953,533
Class IS	$341,641,317

Shares Outstanding:
Class A	1,847,610
Class C	188,675
Class R	50,881
Class I	35,801,249
Class IS	36,061,803

Net Asset Value:
Class A (and redemption price)	$9.47
Class C*	$9.48
Class R (and redemption price)	$9.47
Class I (and redemption price)	$9.47
Class IS (and redemption price)	$9.47
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.84

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

42	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2023

Investment Income:
Interest from unaffiliated investments	$14,569,979
Dividends from affiliated investments	261,208
Interest from affiliated investments	25,536
Less: Foreign taxes withheld	(3,744)
Total Investment Income	14,852,979

Expenses:
Investment management fee (Note 2)	1,414,852
Transfer agent fees (Notes 2 and 5)	203,580
Registration fees	45,696
Fund accounting fees	37,686
Audit and tax fees	27,421
Service and/or distribution fees (Notes 2 and 5)	26,127
Legal fees	13,238
Shareholder reports	9,149
Directors’ fees	8,913
Commitment fees (Note 9)	3,040
Insurance	2,674
Custody fees	1,312
Miscellaneous expenses	5,635
Total Expenses	1,799,323
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(3,991)
Net Expenses	1,795,332
Net Investment Income	13,057,647

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(15,753,079)
Futures contracts	6,149,934
Written options	1,556,921
Swap contracts	4,819,265
Foreign currency transactions	(5)
Net Realized Loss	(3,226,964)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(6,126,958)
Investments in affiliated securities	10,068
Futures contracts	(314,266)
Written options	(76,597)
Swap contracts	(136,250)
Change in Net Unrealized Appreciation (Depreciation)	(6,644,003)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	(9,870,967)
Increase in Net Assets From Operations	$3,186,680

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	43

Statements of changes in net assets

For the Six Months Ended November 30, 2023 (unaudited) and the Year Ended May 31, 2023	November 30	May 31

Operations:
Net investment income	$13,057,647	$22,817,804
Net realized loss	(3,226,964)	(48,680,033)
Change in net unrealized appreciation (depreciation)	(6,644,003)	10,791,901
Increase (Decrease) in Net Assets From Operations	3,186,680	(15,070,328)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(12,751,836)	(22,579,369)
Decrease in Net Assets From Distributions to Shareholders	(12,751,836)	(22,579,369)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	75,208,326	121,878,339
Reinvestment of distributions	11,162,601	19,543,239
Cost of shares repurchased	(91,310,455)	(295,306,689)
Decrease in Net Assets From Fund Share Transactions	(4,939,528)	(153,885,111)
Decrease in Net Assets	(14,504,684)	(191,534,808)

Net Assets:
Beginning of period	714,870,794	906,405,602
End of period	$700,366,110	$714,870,794

See Notes to Financial Statements.

44	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$9.60	$10.01	$11.17	$11.38	$10.98	$10.70

Income (loss) from operations:
Net investment income	0.16	0.28	0.16	0.18	0.24	0.28
Net realized and unrealized gain (loss)	(0.13)	(0.43)	(1.11)	0.10	0.46	0.28
Total income (loss) from operations	0.03	(0.15)	(0.95)	0.28	0.70	0.56

Less distributions from:
Net investment income	(0.16)	(0.26)	(0.17)	(0.18)	(0.24)	(0.28)
Net realized gains	—	—	(0.04)	(0.31)	(0.06)	—
Total distributions	(0.16)	(0.26)	(0.21)	(0.49)	(0.30)	(0.28)

Net asset value, end of period	$9.47	$9.60	$10.01	$11.17	$11.38	$10.98
Total return[3]	0.32%	(1.46)%	(8.64)%	2.51%	6.47%	5.32%

Net assets, end of period (000s)	$17,500	$9,201	$1,813	$2,759	$2,717	$4,530

Ratios to average net assets:
Gross expenses	0.74%[4]	0.76%	0.81%	0.78%	0.90%	0.85%
Net expenses[5]	0.74 [4,6]	0.75 [6]	0.81 [6]	0.78 [6]	0.90 [6]	0.85
Net investment income	3.49 [4]	2.94	1.51	1.58	2.13	2.57

Portfolio turnover rate[7]	20%	48%	46%	60%	100%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 28% for the six months ended November 30, 2023, 58%, 46%, 72%, 123% and 133% for the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	45

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$9.61	$10.03	$11.19	$11.41	$11.01	$10.73

Income (loss) from operations:
Net investment income	0.13	0.19	0.09	0.09	0.16	0.20
Net realized and unrealized gain (loss)	(0.14)	(0.42)	(1.12)	0.11	0.47	0.28
Total income (loss) from operations	(0.01)	(0.23)	(1.03)	0.20	0.63	0.48

Less distributions from:
Net investment income	(0.12)	(0.19)	(0.09)	(0.11)	(0.17)	(0.20)
Net realized gains	—	—	(0.04)	(0.31)	(0.06)	—
Total distributions	(0.12)	(0.19)	(0.13)	(0.42)	(0.23)	(0.20)

Net asset value, end of period	$9.48	$9.61	$10.03	$11.19	$11.41	$11.01
Total return[3]	(0.08)%	(2.30)%	(9.28)%	1.75%	5.76%	4.57%

Net assets, end of period (000s)	$1,789	$1,526	$1,257	$1,483	$1,318	$645

Ratios to average net assets:
Gross expenses	1.54%[4]	1.55%	1.54%	1.53%	1.56%	1.57%
Net expenses[5]	1.54 [4,6]	1.55 [6]	1.54 [6]	1.53 [6]	1.56 [6]	1.57
Net investment income	2.67 [4]	2.00	0.79	0.83	1.42	1.86

Portfolio turnover rate[7]	20%	48%	46%	60%	100%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 28% for the six months ended November 30, 2023, 58%, 46%, 72%, 123% and 133% for the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

46	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$9.60	$10.02	$11.18	$11.40	$11.00	$10.72

Income (loss) from operations:
Net investment income	0.14	0.23	0.13	0.14	0.20	0.24
Net realized and unrealized gain (loss)	(0.13)	(0.42)	(1.12)	0.10	0.48	0.29
Total income (loss) from operations	0.01	(0.19)	(0.99)	0.24	0.68	0.53

Less distributions from:
Net investment income	(0.14)	(0.23)	(0.13)	(0.15)	(0.22)	(0.25)
Net realized gains	—	—	(0.04)	(0.31)	(0.06)	—
Total distributions	(0.14)	(0.23)	(0.17)	(0.46)	(0.28)	(0.25)

Net asset value, end of period	$9.47	$9.60	$10.02	$11.18	$11.40	$11.00
Total return[3]	0.12%	(1.92)%	(8.94)%	2.14%	6.18%	5.03%

Net assets, end of period (000s)	$482	$458	$708	$805	$525	$276

Ratios to average net assets:
Gross expenses	1.22%[4]	1.21%	1.25%	1.25%	1.57%[5]	1.34%[5]
Net expenses[6,7]	1.15 [4]	1.15	1.15	1.15	1.15 [5]	1.15 [5]
Net investment income	3.05 [4]	2.34	1.19	1.22	1.84	2.29

Portfolio turnover rate[8]	20%	48%	46%	60%	100%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 28% for the six months ended November 30, 2023, 58%, 46%, 72%, 123% and 133% for the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	47

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$9.59	$10.01	$11.17	$11.40	$10.99	$10.71

Income (loss) from operations:
Net investment income	0.17	0.29	0.19	0.21	0.27	0.31
Net realized and unrealized gain (loss)	(0.12)	(0.43)	(1.11)	0.09	0.48	0.29
Total income (loss) from operations	0.05	(0.14)	(0.92)	0.30	0.75	0.60

Less distributions from:
Net investment income	(0.17)	(0.28)	(0.20)	(0.22)	(0.28)	(0.32)
Net realized gains	—	—	(0.04)	(0.31)	(0.06)	—
Total distributions	(0.17)	(0.28)	(0.24)	(0.53)	(0.34)	(0.32)

Net asset value, end of period	$9.47	$9.59	$10.01	$11.17	$11.40	$10.99
Total return[3]	0.52%	(1.32)%	(8.40)%	2.66%	6.91%	5.67%

Net assets, end of period (millions)	$339	$354	$384	$594	$620	$614

Ratios to average net assets:
Gross expenses	0.56%[4]	0.55%	0.56%	0.55%	0.55%	0.54%
Net expenses[5]	0.55 [4,6]	0.55 [6]	0.56 [6]	0.55 [6]	0.55 [6]	0.54
Net investment income	3.65 [4]	2.98	1.77	1.81	2.46	2.90

Portfolio turnover rate[7]	20%	48%	46%	60%	100%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 28% for the six months ended November 30, 2023, 58%, 46%, 72%, 123% and 133% for the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

48	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$9.60	$10.02	$11.18	$11.40	$11.00	$10.72

Income (loss) from operations:
Net investment income	0.18	0.29	0.21	0.22	0.29	0.32
Net realized and unrealized gain (loss)	(0.14)	(0.42)	(1.12)	0.10	0.46	0.28
Total income (loss) from operations	0.04	(0.13)	(0.91)	0.32	0.75	0.60

Less distributions from:
Net investment income	(0.17)	(0.29)	(0.21)	(0.23)	(0.29)	(0.32)
Net realized gains	—	—	(0.04)	(0.31)	(0.06)	—
Total distributions	(0.17)	(0.29)	(0.25)	(0.54)	(0.35)	(0.32)

Net asset value, end of period	$9.47	$9.60	$10.02	$11.18	$11.40	$11.00
Total return[3]	0.47%	(1.22)%	(8.28)%	2.86%	6.93%	5.76%

Net assets, end of period (millions)	$342	$350	$519	$463	$451	$366

Ratios to average net assets:
Gross expenses	0.45%[4]	0.44%	0.44%	0.44%	0.44%[5]	0.45%[5]
Net expenses[6,7]	0.44 [4]	0.44	0.44	0.44	0.44 [5]	0.45 [5]
Net investment income	3.75 [4]	3.04	1.91	1.92	2.56	2.98

Portfolio turnover rate[8]	20%	48%	46%	60%	100%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 28% for the six months ended November 30, 2023, 58%, 46%, 72%, 123% and 133% for the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	49

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

50	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$251,005,528	—	$251,005,528
U.S. Government & Agency Obligations	—	191,260,335	—	191,260,335
Mortgage-Backed Securities	—	94,734,717	$197,125	94,931,842
Collateralized Mortgage Obligations	—	65,610,224	—	65,610,224
Asset-Backed Securities	—	58,522,897	—	58,522,897
Sovereign Bonds	—	10,928,236	—	10,928,236
U.S. Treasury Inflation Protected Securities	—	6,142,995	—	6,142,995
Purchased Options	$650,434	—	—	650,434
Total Long-Term Investments	650,434	678,204,932	197,125	679,052,491
Short-Term Investments†	19,617,306	—	—	19,617,306
Total Investments	$20,267,740	$678,204,932	$197,125	$698,669,797
Other Financial Instruments:
Futures Contracts††	$2,296,731	—	—	$2,296,731
Centrally Cleared Interest Rate Swaps††	—	$6,483,588	—	6,483,588
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	394,099	—	394,099
Total Other Financial Instruments	$2,296,731	$6,877,687	—	$9,174,418
Total	$22,564,471	$685,082,619	$197,125	$707,844,215

52	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$270,066	—	—	$270,066
Futures Contracts††	2,626,664	—	—	2,626,664
Centrally Cleared Interest Rate Swaps††	—	$259,977	—	259,977
Total	$2,896,730	$259,977	—	$3,156,707

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be

54	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2023, the total notional value of all credit default swaps to sell protection was $96,345,800. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended November 30, 2023, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

56	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At November 30, 2023, the Fund held non-cash collateral for TBA securities from Goldman Sachs Group Inc. in the amount of $339,188.

(j) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

58	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

(k) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(l) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(m) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price

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Notes to financial statements (unaudited) (cont’d)

volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(n) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(o) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual

60	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2023, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(p) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(q) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(r) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(s) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(t) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(u) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management

62	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

FTFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets. For their services, FTFA pays Western Asset and Western Asset London monthly all of the management fee that it receives from the Fund.

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class IS shares did not exceed 0.90%, 1.65%, 1.15% and 0.45%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended November 30, 2023, fees waived and/or expenses reimbursed amounted to $3,991, which included an affiliated money market fund waiver of $3,838.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at November 30, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

Class R
Expires May 31, 2024	$846
Expires May 31, 2025	309
Expires May 31, 2026	153
Total fee waivers/expense reimbursements subject to recapture	$1,308

For the six months ended November 30, 2023, FTFA did not recapture any fees.

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Notes to financial statements (unaudited) (cont’d)

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended November 30, 2023, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $3,131 was earned by Investor Services.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$1,176
CDSCs	—

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended November 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$27,378,329	$172,635,760
Sales	87,197,664	139,708,185

64	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

At November 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$769,491,565	$1,716,450	$(72,538,218)	$(70,821,768)
Written options	(423,157)	177,500	(24,409)	153,091
Futures contracts	—	2,296,731	(2,626,664)	(329,933)
Swap contracts	187,379	6,877,687	(259,977)	6,617,710

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2023.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$650,434	—	$650,434
Futures contracts[3]	2,296,731	—	2,296,731
Centrally cleared swap contracts[4]	6,483,588	$394,099	6,877,687
Total	$9,430,753	$394,099	$9,824,852

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$270,066
Futures contracts[3]	2,626,664
Centrally cleared swap contracts[4]	259,977
Total	$3,156,707

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(4,507,379)	—	$(4,507,379)
Futures contracts	6,149,934	—	6,149,934
Written options	1,556,921	—	1,556,921
Swap contracts	3,564,791	$1,254,474	4,819,265
Total	$6,764,267	$1,254,474	$8,018,741

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$72,814	—	$72,814
Futures contracts	(314,266)	—	(314,266)
Written options	(76,597)	—	(76,597)
Swap contracts	(106,465)	$(29,785)	(136,250)
Total	$(424,514)	$(29,785)	$(454,299)

[1]

The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended November 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,112,535
Written options	808,937
Futures contracts (to buy)	410,322,455
Futures contracts (to sell)	282,927,513

Average Notional Balance
Interest rate swap contracts	$233,731,429
Credit default swap contracts (sell protection)	103,272,771

66	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$16,888	$2,943
Class C	8,111	789
Class R	1,128	618
Class I	—	196,108
Class IS	—	3,122
Total	$26,127	$203,580

For the six months ended November 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$83
Class C	9
Class R	155
Class I	1,910
Class IS	1,834
Total	$3,991

6. Distributions to shareholders by class

	Six Months Ended November 30, 2023	Year Ended May 31, 2023
Net Investment Income:
Class A	$230,276	$136,882
Class C	20,966	28,259
Class R	6,690	11,407
Class I	6,253,267	9,914,653
Class IS	6,240,637	12,488,168
Total	$12,751,836	$22,579,369

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

7. Capital shares

At November 30, 2023, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2023		Year Ended May 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,020,200	$9,617,628	860,101	$8,259,585
Shares issued on reinvestment	24,164	227,274	14,254	136,882
Shares repurchased	(155,192)	(1,462,377)	(96,965)	(932,042)
Net increase	889,172	$8,382,525	777,390	$7,464,425

Class C
Shares sold	59,650	$560,169	79,277	$759,270
Shares issued on reinvestment	2,207	20,783	2,938	28,248
Shares repurchased	(32,007)	(301,010)	(48,745)	(469,095)
Net increase	29,850	$279,942	33,470	$318,423

Class R
Shares sold	5,410	$50,456	11,943	$115,347
Shares issued on reinvestment	680	6,400	1,140	10,956
Shares repurchased	(2,877)	(27,294)	(36,049)	(350,812)
Net increase (decrease)	3,213	$29,562	(22,966)	$(224,509)

Class I
Shares sold	5,441,200	$50,892,711	8,177,489	$78,836,439
Shares issued on reinvestment	623,578	5,866,847	979,394	9,401,905
Shares repurchased	(7,145,436)	(66,856,881)	(10,575,817)	(101,953,464)
Net decrease	(1,080,658)	$(10,097,323)	(1,418,934)	$(13,715,120)

Class IS
Shares sold	1,499,129	$14,087,362	3,502,320	$33,907,698
Shares issued on reinvestment	535,607	5,041,297	1,037,048	9,965,248
Shares repurchased	(2,406,970)	(22,662,893)	(19,898,035)	(191,601,276)
Net decrease	(372,234)	$(3,534,234)	(15,358,667)	$(147,728,330)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all

68	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

or some portion of the six months ended November 30, 2023. The following transactions were effected in such companies for the six months ended November 30, 2023.

	Affiliate Value at May 31, 2023	Purchased		Sold
		Cost	Shares/ Face amount	Proceeds	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$740,117	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	390,142	$112,397,149	112,397,149	$93,169,985	93,169,985
	$1,130,259	$112,397,149		$93,169,985

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2023
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$25,536	$10,068	$750,185
Western Asset Premier Institutional Government Reserves, Premium Shares	—	261,208	—	19,617,306
	—	$286,744	$10,068	$20,367,491

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2023.

Western Asset Intermediate Bond Fund 2023 Semi-Annual Report	69

Notes to financial statements (unaudited) (cont’d)

10. Deferred capital losses

As of May 31, 2023, the Fund had deferred capital losses of $71,913,119, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matter

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

70	Western Asset Intermediate Bond Fund 2023 Semi-Annual Report

Western Asset

Intermediate Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Franklin Templeton Fund Adviser, LLC*

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

* Formerly known as Legg Mason Partners Fund Advisor, LLC.

Western Asset Intermediate Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Intermediate Bond Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

* For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX012830 1/24 SR23-4794

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 26, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 26, 2024